BUSINESS ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Schedule of acquisition's impact on Company's consolidated earnings
The Cantech Acquisition’s impact on the Company’s consolidated earnings was as follows:

July 1, 2017 through December 31, 2017
$
Revenue	32,352
Net earnings	137
The Powerband Acquisition's impact on the Company’s consolidated earnings for the year of acquisition was as follows:

September 16, 2016 through December 31, 2016
$
Revenue	7,591
Net earnings	65

Schedule of adjustments to arrive at net earnings had the acquisitions been effective as of January 1
Had the Powerband Acquisition been effective as of January 1 of the year of acquisition, the impact on the Company’s consolidated earnings would have been as follows:

December 31, 2016
$
Revenue	27,663
Net earnings (1)	444

(1)
Adjustments to arrive at net earnings included (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by the acquiree, (iii) the amortization of recorded intangibles and other acquisition method accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Had the Cantech Acquisition been effective as of January 1, 2017, the impact on the Company’s consolidated earnings would have been as follows:

Twelve Months Ended December 31, 2017
$
Revenue	64,575
Net earnings (1)	1,822

(1)
Adjustments to arrive at net earnings included (i) the alignment of accounting policies to IFRS, (ii) the removal of acquisition costs incurred by the acquiree, (iii) the amortization of recorded intangibles and other acquisition method accounting adjustments and (iv) the effect of income tax expense using the effective tax rate of the acquisition post-closing.

Schedule of balance sheet of Capstone subsequent to investment
The balance sheet of Capstone subsequent to the investment was as follows:

June 23, 2017
$
Current assets
Cash	5,066
Other assets	578
5,644
Current liabilities
Accounts payable and accrued liabilities	20
Borrowings, current	559
579
5,065

June 23, 2017
$
Consideration paid for investment	5,050
Plus: remaining non-controlling interest	15
Fair value of net assets	5,065

Schedule of reconciliation of changes in goodwill
The following table outlines the changes in goodwill during the period:

Total
$
Balance as of December 31, 2015	7,476
Acquired through business combinations	23,365
Balance as of December 31, 2016	30,841
Acquired through business combinations	9,546
Net foreign exchange differences	1,303
Balance as of December 31, 2017	41,690

Cantech Industries, Inc.
Disclosure of detailed information about business combination [line items]
Schedule of business acquisitions and consideration paid for acquisition	The net cash consideration paid on the closing date was as follows:

July 1, 2017
$
Consideration paid in cash	71,610
Less: cash balances acquired	4,567
67,043

Schedule of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired at the date of acquisition were as follows:

July 1, 2017
$
Current assets
Cash	4,567
Trade receivables (1)	8,899
Inventories	15,828
Other current assets	503
Property, plant and equipment	27,275
Intangible assets	11,700
68,772
Current liabilities
Accounts payable and accrued liabilities	3,573
Deferred tax liability	2,943
Provisions	192
6,708
Fair value of net identifiable assets acquired	62,064

(1)	The gross contractual amounts receivable were $9,117 . As of December 31, 2017, the Company has collected substantially all of the outstanding trade receivables.

Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company expects a significant portion of the goodwill to be deductible for income tax purposes. The fair value of goodwill at the date of acquisition was as follows:

July 1, 2017
$
Cash consideration transferred	71,610
Less: fair value of net identifiable assets acquired	62,064
Goodwill	9,546

Powerband Industries Private Limited (d/b/a Powerband)
Disclosure of detailed information about business combination [line items]
Schedule of business acquisitions and consideration paid for acquisition	The net cash consideration paid on the closing date for the acquisitions described above was as follows:

September 16, 2016
$
Consideration paid in cash	41,856
Less: cash balances acquired	1
41,855

Schedule of net identifiable assets acquired and goodwill
The fair values of net identifiable assets acquired and goodwill at the date of acquisition were as follows:

September 16, 2016
$
Current assets
Cash	1
Trade receivables (1)	1,265
Inventories	1,797
Other current assets	436
Property, plant and equipment	9,650
Intangible assets
Customer list	16,213
Non-compete agreement	7,822
37,184
Current liabilities
Accounts payable and accrued liabilities	1,054
Installments on long-term debt	1,244
Long-term debt	107
Pension and other post-retirement benefits	57
Deferred tax liabilities	9,734
12,196
Fair value of net identifiable assets acquired	24,988

(1)	The gross contractual amounts receivable were $1,265. As of December 31, 2016, the Company had collected substantially all of the outstanding trade receivables.
Goodwill recognized is primarily related to growth expectations, expected future profitability, and expected cost synergies. The Company does not expect any of the goodwill recognized as a result of the Powerband Acquisition to be deductible for income tax purposes. The fair value of goodwill at the date of acquisition was as follows:

September 16, 2016
$
Cash consideration transferred	41,856
Plus: Remaining non-controlling interest	6,497
Less: fair value of net identifiable assets acquired	24,988
Goodwill	23,365